Share-Based Compensation (Details) - Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Options [Member] | March 17, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	1,274
Expiration date	Mar. 17, 2031
Exercise price	$ 45.4
Fair value on grant date	$ 42.8
Share based expenses $in thousands (in Dollars) | $	$ 54	[1]
Vesting terms	3 years
Options [Member] | May 11, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	903
Expiration date	May 11, 2031
Exercise price	$ 11.8
Fair value on grant date	$ 26.07
Share based expenses $in thousands (in Dollars) | $	$ 23	[1]
Vesting terms	3 years
Options [Member] | August 4, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	36,701	[2]
Expiration date	Aug. 04, 2031	[2]
Exercise price	$ 24.6	[2]
Fair value on grant date	$ 18.47	[2]
Share based expenses $in thousands (in Dollars) | $	$ 678	[1],[2]
Vesting terms	3 years	[2]
Options [Member] | September 13, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	750
Expiration date	Sep. 13, 2031
Exercise price	$ 21
Fair value on grant date	$ 16.92
Share based expenses $in thousands (in Dollars) | $	$ 13	[1]
Vesting terms	7 years
Options [Member] | September 20, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	1,250	[3]
Expiration date	Sep. 20, 2031	[3]
Exercise price	$ 20.6	[3]
Fair value on grant date	$ 16.15	[3]
Share based expenses $in thousands (in Dollars) | $	$ 20	[1],[3]
Vesting terms	3 years	[3]
Options [Member] | November 2, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	1,556
Expiration date	Nov. 02, 2031
Exercise price	$ 22.2
Fair value on grant date	$ 18.91
Share based expenses $in thousands (in Dollars) | $	$ 31	[1]
Vesting terms	3 years
Options [Member] | December 9, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	38,334	[4]
Expiration date	Dec. 09, 2031	[4]
Exercise price	$ 26.8	[4]
Fair value on grant date	$ 12.98	[4]
Share based expenses $in thousands (in Dollars) | $	$ 497	[1],[4]
Vesting terms	6 years	[4]
Options [Member] | December 9, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	19,166	[4]
Expiration date	Dec. 09, 2031	[4]
Exercise price	$ 26.8	[4]
Fair value on grant date	$ 13.14	[4]
Share based expenses $in thousands (in Dollars) | $	$ 252	[1],[4]
Vesting terms	6 years	[4]
Options [Member] | January 27, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	16,800	[5]
Expiration date	Jan. 27, 2032	[5]
Exercise price	$ 12.96	[5]
Fair value on grant date	$ 7.98	[5]
Share based expenses $in thousands (in Dollars) | $	$ 134	[1],[5]
Vesting terms	3 years	[5]
Options [Member] | March 21, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	8,472	[6]
Expiration date	Mar. 21, 2032	[6]
Exercise price	$ 10.184	[6]
Fair value on grant date	$ 7.02	[6]
Share based expenses $in thousands (in Dollars) | $	$ 59	[1],[6]
Vesting terms	3 years	[6]
Options [Member] | May 31, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	1,157
Expiration date	May 31, 2032
Exercise price	$ 7.254
Fair value on grant date	$ 6.27
Share based expenses $in thousands (in Dollars) | $	$ 7	[1]
Vesting terms	3 years
Options [Member] | August 29, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	1,661
Expiration date	Aug. 29, 2032
Exercise price	$ 8.23
Fair value on grant date	$ 6.91
Share based expenses $in thousands (in Dollars) | $	$ 11	[1]
Vesting terms	3 years
Options [Member] | November 29, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	1,024
Expiration date	Nov. 29, 2032
Exercise price	$ 4.81
Fair value on grant date	$ 2.38
Share based expenses $in thousands (in Dollars) | $	$ 2	[1]
Vesting terms	3 years
Options [Member] | December 29, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	29,125	[4]
Expiration date	Dec. 29, 2032	[4]
Exercise price	$ 4.14	[4]
Fair value on grant date	$ 1.64	[4]
Share based expenses $in thousands (in Dollars) | $	$ 48	[1],[4]
Vesting terms	11 years	[4]
Options [Member] | March 30, 2023 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	903
Expiration date	Mar. 30, 2033
Exercise price	$ 2.82
Fair value on grant date	$ 1.17
Share based expenses $in thousands (in Dollars) | $	$ 1	[1]
Vesting terms	12 years
RSUs [Member] | August 4, 2021 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	15,000	[4]
Expiration date	Aug. 04, 2031	[4]
Fair value on grant date	$ 21.8	[4]
Share based expenses $in thousands (in Dollars) | $	$ 327	[1],[4]
Vesting terms	4 years	[4]
RSUs [Member] | January 27, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	7,200	[5]
Expiration date	Jan. 27, 2032	[5]
Fair value on grant date	$ 9.58	[5]
Share based expenses $in thousands (in Dollars) | $	$ 69	[1],[5]
Vesting terms	8 years	[5]
RSUs [Member] | March 21, 2022 [Member]
Schedule of Related Exercise Prices of Awards Granted to Employees and Non-Employees [Line Items]
No. of options (in Shares) | shares	2,850	[6]
Expiration date	Mar. 21, 2032	[6]
Fair value on grant date	$ 8.27	[6]
Share based expenses $in thousands (in Dollars) | $	$ 24	[1],[6]
Vesting terms	9 years	[6]

[1]	Share based expenses are based on their fair value on grant date. The amount is charged to the statement of operations over the vesting periods.
[2]	On September 20, 2021, the Company’s Board of Directors approved the award of 1,250 options to the Company’s VP clinical, with an exercise price of $20.6, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.
[3]	On December 9, 2021, the Company’s shareholders approved the award of 57,500 options to the Company’s CEO. The options shall vest as follows: (i) two-thirds of the options (38,334 options) shall vest over a period of four years commencing on their date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and an additional 2.0833% will vest at the end of each month thereafter; and (ii) one third of the options (19,166 options) shall fully vest upon the approval by the FDA of the use of our C-Scan, in humans, subject, in each case, to the CEO’s continuing service with the Company on each applicable vesting date. The exercise price of the options of $26.8, equal to the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the approval of the grant of the award by the shareholders, plus a 50% premium. The compensation expense was based on the fair value on the grant date and was estimated at approximately $749.
[4]	Options granted to service provider. The options vest over a period of twelve (12) months.
[5]	On March 21, 2022, the Company’s Board of Directors approved the award of 8,472 options and 2,850 RSUs to certain executive officers and employees, of which 6,650 options and the 2,850 RSUs were granted to certain officers. The options have an exercise price of $10.184, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.
[6]	On December 29, 2022, the Company’s shareholders approved the award of 29,125 options to members of the Company’s Board of Directors. The options shall become fully vested on the first anniversary of the date of grant, subject to each of the Board of Directors continuing service with the Company on the vesting date. The exercise price of the options is $4.14, equal to two times the closing price of the Company’s ordinary shares on the Nasdaq Capital Market on the date of the approval of the option grant by the Company’s shareholders. These options were expired on December 18 2023.